Note 13 - Right-of-use assets, net and lease liabilities - Evolution of Lease Liability (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Note 13 - Right-of-use assets, net and lease liabilities
Opening net book amount		$ 134,433	$ 112,177
Changes due to business combinations	[1]	(35)	12,148
Translation differences		(4,565)	2,237
Additions		91,005	61,310
Cancellations		(8,377)	(2,972)
Repayments	[2]	(73,639)	(54,940)
Interest accrued		6,104	4,473
Ending net book amount		$ 144,926	$ 134,433

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisitions. For more information see note 34.
[2]	For the year 2024 includes repayments of $68.6 million in capital and $5.1 million of interest.